FINANCIAL INVESTORS TRUST

Seafarer Overseas Value Fund

(the “Fund”)

SUPPLEMENT DATED FEBRUARY 6, 2023, TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2022

Effective February 6, 2023, Brent Clayton became a Co-Portfolio Manager of the Fund. Therefore, the following changes are made to the Fund’s Statement of Additional Information (SAI):

The following row is added to the “Other Accounts Managed by Portfolio Managers” table under the section titled “PORTFOLIO MANAGERS” (with the following information as of January 31, 2023):

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Brent Clayton	0	$0	0	$0	0	$0

The following row is added to the “Ownership of Securities” table under the section titled “PORTFOLIO MANAGERS” (with the following information as of January 31, 2023):

Portfolio Manager	Dollar Range of Ownership of Securities – Seafarer Overseas Growth and Income Fund	Dollar Range of Ownership of Securities – Seafarer Overseas Value Fund
Brent Clayton	$10,001 - $50,000	$10,001 - $50,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE